TAXES, Reconciliation of U.S. Federal Statutory Tax Rate (Details)	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
TAXES [Abstract]
Statutory rate	21.00%	21.00%	35.00%	21.00%	31.60%
Effect of U.S. tax reform	0.00%	0.00%		(3.50%)	9.90%
Net foreign tax on non-U.S. earnings	(4.20%)	(0.70%)		(0.30%)	0.80%
Benefit of foreign tax deduction in the U.S.	(0.20%)	0.00%		0.00%	0.00%
Foreign earnings indefinitely reinvested abroad	2.20%	(5.90%)		(4.40%)	(8.10%)
Change in valuation allowance	(0.40%)	(0.60%)		(15.20%)	1.10%
Foreign earnings that are currently taxed in the U.S.	0.80%	0.00%		(0.70%)	(33.00%)
Sales of subsidiaries	0.00%	(1.10%)		0.00%	0.00%
Effect of change in foreign statutory corporate income tax rates	0.00%	0.00%		0.40%	0.00%
Preferred stock embedded derivative	(27.70%)	0.00%		0.00%	0.00%
Contingent beneficial conversion feature	0.00%	(1.00%)		0.00%	0.00%
Impairment of foreign investments	1.40%	(0.60%)		0.00%	11.90%
Fresh start accounting and reorganization	6.70%	(3.60%)		0.00%	0.00%
Professional fees to be capitalized for tax	1.30%	(1.30%)		0.00%	0.00%
Changes in tax reserves	0.10%	0.00%		0.70%	(2.30%)
Other, net	(0.70%)	(0.40%)		2.00%	1.60%
Effective tax rate	0.30%	5.80%		0.00%	13.50%